Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 9 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	December 31, 2022	December 31, 2021
Transportation equipment	$1,103,604	$663,424
Office equipment	107,504	85,565
Electronic equipment	199,420	84,126
Leasehold improvements	368,012	417,092
Subtotal	1,778,540	1,250,207
Less: accumulated depreciation and amortization	(1,058,966)	(786,051)
Property, plant and equipment, net	$719,574	$464,156

Depreciation expense was $353,298, $200,655 and $211,796 for the years ended December 31, 2022, 2021 and 2020, respectively.